Commitments, Contingencies and Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year-end.

	2017		2016
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to extend credit:
Lines of credit and construction loans	$4,982	$286,925	$6,905	$202,923
Overdraft protection	7	33,353	5	29,075
Letters of credit	624	2,637	600	349
	$5,613	$322,915	$7,510	$232,347